Capital Group Fixed Income ETF Trust

6455 Irvine Center Drive

Irvine, California 92618

March 13, 2025

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Fixed Income ETF Trust

On behalf of Capital Group Fixed Income ETF Trust (the “Trust”), we hereby file Post-Effective Amendment No. 17 (the “Amendment”) under the Investment Company Act of 1940 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the Securities Act of 1933 for the purpose of adding Capital Group High Yield Bond ETF (the “New Fund”) as an additional series of the Trust.

We hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment be given a selective review. The disclosures in the Amendment are not substantially different from the Trust’s registration statement that was recently reviewed and declared effective by the SEC staff (the “Prior Filing”),1 except for the investment objective, strategies and risks and other relevant information for the New Fund, certain changes made to the Prior Filing in response to SEC staff comments and other non-material updates. Like the initial series of the Trust, the New Fund is an exchange-traded fund and is managed by the same investment adviser. We believe the following sections of the Amendment that are specific to the New Funds contain changes that warrant SEC staff attention:

·	The sections entitled “Capital Group High Yield Bond ETF” in the prospectus;
·	The sections entitled “Investment objective, strategies and risks—Capital Group High Yield Bond ETF” in the prospectus; and
·	The sections entitled “Certain investment limitations and guidelines—Capital Group High Yield Bond ETF”, “Management of the trust”, and “Creation and redemption of creation units” in the SAI.

1 The Trust’s registration statement was initially declared effective by the SEC on January 27, 2022, and the Trust has since added several other funds as additional series of the Trust via filings pursuant to paragraph (a)(2) of Rule 485.

We propose that the Amendment become effective on May 30, 2025, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 30, 2025 in order to update certain data and information for the New Fund.

If you have any questions about the enclosed, please contact me at clara.kang@capgroup.com or (213) 615-3736.

Sincerely,

/s/ Clara Kang

Clara Kang

Enclosure